CONSOLIDATED BALANCE SHEETS (Parenthetical)	Sep. 30, 2015 USD ($) $ / shares shares
Preferred stock,designated	100,000,000
Common stock, par value | $ / shares	$ .001
Common stock, Authorized	100,000,000
Common stock, shares issued	30,366,011
Common stock, shares outstanding	30,366,011
Series A Preferred Stock [Member]
Preferred stock, par value | $ / shares	$ .001
Preferred stock,designated	3,500,000
Preferred stock, shares issued	462,922
Preferred stock, shares outstanding	462,922
Preference in liquidation | $	$ 394,032
Series B Preferred Stock [Member]
Preferred stock, par value | $ / shares	$ .001
Preferred stock,designated	12,000,000
Preferred stock, shares issued	5,694,571
Preferred stock, shares outstanding	5,694,571
Preference in liquidation | $	$ 5,521,222